UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Aquila Municipal Trust
(formerly, Tax-Free Trust of Arizona)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Principal Amount	General Obligation Bonds (20.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,642,000	6.250%, 01/01/29	NR/A-/NR	$1,673,510

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,073,740

	Flagstaff, Arizona
435,000	4.000%, 07/01/25	Aa2/AA/NR	455,828

	Flagstaff Improvement District (Aspen Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,611,304

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	432,076
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,127,660

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,637

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	718,522

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,037,180

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,033,330

	Greenlee Co. School District No. 18 (Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	200,000

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,021,853

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	771,136

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	A1/NR/NR	3,147,060

	Maricopa Co. High School District No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	258,208

	Maricopa Co. School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa2/AA-/NR	1,565,685

	Maricopa Co. Unified School District No. 24 (Gila Bend)
585,000	5.500%, 07/01/22	NR/NR/NR*	572,791

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	541,520
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,583,685
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,492,380

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	NR/A+/NR	2,575,088
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,351,974
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,671,930

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA-/NR	1,419,665

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	523,585

	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG/ FGIC Insured	Aa2/AA/NR	542,178

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,262,902

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,341,163

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	554,220

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	NR/NR/NR*	531,720

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,475,501
2,000,000	4.000%, 07/01/27	Aa1/AAA/NR	2,084,440

	Pima Co. Unified School District No.1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	283,532
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,634,550

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,354,375

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,058,770

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	775,243

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,029,095

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA-/NR	996,049

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	680,621

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	NR/A/NR	1,552,065

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	525,205

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,502,970
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,500,615

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,415,059
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,079,530
400,000	4.000%, 07/01/31	Aa1/AAA/AAA	385,556

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	620,796

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,074,020

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	A1/NR/NR	810,631

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,195,980

	Total General Obligation Bonds		59,462,133

	Revenue Bonds (79.3%)

	Airport (2.4%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,155,800
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,134,900
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,525,430
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,056,860
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,292,652

	Phoenix-Mesa Gateway Airport Authority, Mesa Project
750,000	5.000%, 07/01/38 AMT	A1/AA+/NR	744,705

	Total Airport		6,910,347

	Excise Tax (13.1%)

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,065,820

	Casa Grande Excise Tax Revenue Bonds
1,000,000	5.000%, 04/01/21 AMBAC Insured (pre-refunded)	A1/NR/AA	1,035,530
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,483,345

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	910,809
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,340,113

	Glendale Municipal Property Corp. Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	A3/AA/NR	1,034,940

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38 (pre-refunded)	A3/AA/NR	1,029,780

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,639,635
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,437,489

	Marana Pledged Excise Tax Revenue Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	262,567
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,487,122

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,170,180

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG/ FGIC Insured (converts to 5.50% coupon on 07/01/13)	Aa3/AA/NR	1,161,950
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 07/01/13)	Aa1/AA+/NR	2,305,160
2,000,000	zero coupon, 07/01/30 BHAC Insured (converts to 5.50% coupon on 07/01/13)	Aa1/AA+/NR	2,263,920
2,175,000	zero coupon, 07/01/33 NPFG/ FGIC Insured (converts to 5.50% coupon on 07/01/13)	Aa3/AA/NR	2,432,172

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20**	Aa2/AA/NR	2,198,540

	Pima Co. Regional Transportation Authority
1,000,000	5.000%, 06/01/24	Aa3/AA/NR	1,132,370

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,884,642

	Scottsdale Municipal Property Corp.
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	3,227,910

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,191,060

	Show Low Improvement District No. 6
635,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	636,340

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,040,530

	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,062,070
1,500,000	5.000%, 07/01/37	Aa2/AAA/NR	1,598,370

	Total Excise Tax		38,032,364

	Higher Education (6.1%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,074,920

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/A+/NR	1,181,889
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	NR/A+/NR	1,257,408

	Arizona Board of Regents - University of Arizona System
460,000	5.000%, 06/01/31	Aa2/AA/NR	498,125

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,054,180

	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGMC Insured	A2/NR/NR	1,858,668
1,825,000	5.125%, 07/01/28 AGMC Insured	A2/NR/NR	1,931,507

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,184,680
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	536,755

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,485,272

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,092,580

	Pinal Co. Community College District
1,500,000	4.500%, 07/01/30	Aa2/AA-/NR	1,537,455

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA-/NR	1,078,520

	Total Higher Education		17,771,959

	Hospital (17.2%)

	Arizona Health Facilities Authority (Banner Health)
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,315,822
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,017,300

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	506,225

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,550,955
2,000,000	5.250%, 03/01/39	A3/A/A	2,067,360

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
750,000	5.000%, 02/01/34	NR/BBB+/NR	756,743
500,000	5.000%, 02/01/43	NR/BBB+/NR	491,635

	Arizona Health Facilities Authority (Samaritan Health)
1,105,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A/NR	1,180,063

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,552,905

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,976,425

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/BBB+/NR	1,443,372
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	997,790

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,603,033
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,720,035
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,556,120

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,623,830
5,000,000	5.250%, 07/01/32	A3/A/A	5,239,900

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,118,260
5,000,000	5.250%, 09/01/30	A2/A-/A	5,004,800
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA-/A	772,695

	University Medical Center Hospital Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,912,159
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,008,726
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	549,190

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	557,240
500,000	5.250%, 10/01/26	NR/AA/NR	552,365

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
550,000	6.000%, 08/01/33	Baa2/NR/BBB+	546,167
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,268,375

	Total Hospital		49,889,490

	Lease (11.1%)

	Arizona Board of Regents -Northern Arizona University COP
1,000,000	5.000%, 09/01/29	A2/A/NR	1,053,260

	Arizona Board of Regents - University of Arizona COP
1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	2,089,164

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA-/NR	1,111,480
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,316,710

	Arizona State Lottery Revenue Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,182,430

	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	369,187

	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,272,938

	Marana Municipal Property Corp.
1,070,000	5.125%, 07/01/28	NR/AA/AA-	1,070,000

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,224,660

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,021,890

	Peoria Municipal Development Authority
1,000,000	3.500%, 07/01/31	Aa2/AA+/AA+	885,050

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,111,155

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,368,825
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,313,540

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,495,769

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,034,500

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA-/NR	1,635,465
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA-/NR	720,431

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA-/NR	2,117,300
400,000	5.000%, 10/01/27	A1/A+/NR	427,444

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	304,865

	Total Lease		32,126,063

	Mortgage (5.8%)

	Agua Fria Ranch Community Facilities District 144A
600,000	5.800%, 07/15/30	NR/NR/NR*	551,316

	DC Ranch Community Facilities District
500,000	5.000%, 07/15/27 AMBAC Insured (pre-refunded)	A1/NR/NR	500,795

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,999,900

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA-/NR	1,433,172

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
4,990,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,869,591
3,695,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,551,117

	Pima Co. Industrial Development Authority Single Family Mortgage Revenue
35,000	6.500%, 02/01/17	A2/NR/NR	35,025

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	491,575
930,000	6.050%, 07/15/32	NR/NR/NR*	846,905

	South Campus Project Arizona State University Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured (pre-refunded)	Baa1/A/NR	1,215,399

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	604,211
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	534,742

	Total Mortgage		16,633,748

	Pollution Control (1.3%)

	Maricopa Co. Pollution Control (Arizona Public Service)
400,000	6.000%, 05/01/29	Baa1/BBB+/NR	415,860

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,035,380

	Navajo Co. Pollution Control (Arizona Public Service)
1,000,000	5.500%, 06/01/34	Baa1/BBB+/NR	1,041,450

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
1,500,000	4.500%, 04/01/33 AMT	NR/A+/NR	1,331,715

	Total Pollution Control		3,824,405

	Transportation (4.7%)

	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,111,000
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,799,798
550,000	5.250%, 07/01/32	Aa2/AA+/NR	610,539
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,041,356
1,000,000	5.000%, 07/01/36	Aa2/AA+/NR	1,072,090
1,000,000	5.000%, 07/01/38	Aa2/AA+/NR	1,066,360

	Phoenix Street & Highway User Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG/ FGIC Insured	Aa3/NR/NR	2,925,000

	Total Transportation		13,626,143

	Utility (11.9%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,650,645
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,954,440
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,410,686

	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	688,844
500,000	5.000%, 10/01/24	Aaa/AAA/AAA	580,190
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,831,870

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,131,880
700,000	5.000%, 08/01/24	NR/A/NR	740,096
2,000,000	5.000%, 08/01/28	A1/A/NR	2,002,000
1,200,000	5.500%, 08/01/29	A1/A/NR	1,222,068
1,200,000	5.000%, 08/01/29	A1/A/NR	1,225,788

	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,242,485

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	260,088

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGMC Insured	A1/AA-/A	1,698,600

	Salt River Project Agricultural Improvement and Power Revenue Bonds
3,000,000	5.000%, 12/01/28	Aa1/AA/NR	3,364,800
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,115,877
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,060,440

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,251,520

	Total Utility		34,432,317

	Water/Sewer (5.7%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa1/BBB+/NR	262,298

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/AA-/AA-	2,114,040

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,759,662
750,000	5.000%, 07/01/27	A1/AA/NR	818,025
500,000	5.000%, 07/01/28	A1/AA/NR	540,205

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,864,783
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA-/NR	673,684

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	585,407

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC Insured	Aa2/AAA/NR	1,848,990
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	526,400

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,204,700

	Tucson Water System Revenue Bonds
1,000,000	5.000%, 07/01/30	Aa2/AA/AA	1,080,410

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	755,342
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	526,780
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,045,970

	Total Water/Sewer		16,606,696

	Total Revenue Bonds		229,853,532

	U.S. Territory (0.4%)

	Puerto Rico Public Buildings Authority Revenue
1,000,000	5.250%, 07/01/13 Syncora Guarantee, Inc. Insured	Baa3/BBB-/NR	1,000,000

	Total Investments (cost $278,728,922-note b)	100.2%	290,315,665
	Other assets less liabilities	(0.2)	(435,980)
	Net Assets	100.0%	$289,879,685

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P or Fitch	10.8%
Pre-refunded bonds 2 /ETM bonds	9.4
Aa of Moody's or AA of S&P or Fitch	42.0
A of Moody's or S&P or Fitch	29.8
Baa of Moody's or BBB of S&P or Fitch	6.1
Not rated*	1.9
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $277,776,242 amounted to $12,539,423, which consisted of aggregate gross unrealized appreciation of $15,141,968 and aggregate gross unrealized depreciation of $2,602,545.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	290,315,665
Level 3 – Significant Unobservable Inputs	-
Total	$290,315,665

 +See schedule of investments for a detailed listing of securities.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST (formerly, Tax-Free Trust of Arizona)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2013